Discontinued operations (Details) - Impact of discontinued operations on Cash flow statement - The Group [member] - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations (Details) - Impact of discontinued operations on Cash flow statement [Line Items]
Net cash used in operating activities	£ (11,529)	£ (12,244)	£ 804
Net cash from investing activities	60	208	471
Net cash used in financing activities	(682)	(115)	(417)
Change in cash and cash equivalents	£ (12,151)	£ (12,151)	£ 858